Selected Operating Expenses and Additional Information	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
Selected Operating Expenses and Additional Information
Selected operating expenses and additional information
Personnel expenses for all payroll employees were:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Wages and salaries	1,165.4	1,279.6	1,492.8
Social security expenses	92.9	103.8	119.6
Pension and retirement expenses	79.7	85.7	100.8
Share-based payments	59.0	47.7	53.1
Personnel expenses	1,397.0	1,516.8	1,766.3

The average number of payroll employees in FTEs during 2017, 2016 and 2015 was 15,136, 12,852 and 11,824, respectively.
The average number of payroll employees in FTEs in our operations in the Netherlands during 2017, 2016 and 2015 was 7,211, 6,567 and 6,113, respectively. Both increases in 2017 compared to 2016 and in 2016 compared to 2015 in payroll employees (in FTEs) were in line with our business growth.
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2015	2016	2017
(in FTE)

Customer Support	3,607	4,210	5,051
SG&A	1,380	1,561	1,701
Manufacturing & Logistics	3,833	4,443	5,112
R&D	5,861	6,433	7,352
Total	14,681	16,647	19,216
Less: Temporary employees	2,513	2,656	2,997
Payroll employees	12,168	13,991	16,219